Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of minimum annual lease payments
2025
$
Leases	3,872
Consulting agreements	93,136

97,008

Schedule of royalty revenue
Royalty	$
Limpopo(1)(3)	6,185,280
Brits(1)(4)	1,250,000
Bullabulling(2)(5)	619,571
Koolyanobbing(6)	309,785
El Molino(7)	450,000
Uley(1)(8)	136,306
Other(9)	86,872

9,037,814